Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses	$ 5,309	$ 8,854	$ 7,679
Common stock, no par value
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	1,245,267	1,245,267	1,245,267
Common stock, shares outstanding	1,245,267	1,245,267	1,245,267
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	7,319	7,319	7,319
Preferred stock, shares outstanding	7,319	7,319	7,319